Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of operating lease additional information
Total operating lease expense was RMB160,791 and RMB154,368, including RMB26,848 and RMB20,418 short-term lease expense for the year ended December 31, 2019 and 2020, respectively. The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	106,288	113,577
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	127,362	236,499
Weighted average remaining lease term
Operating leases	1.59	2.46
Weighted average discount rate
Operating leases	4.52%	3.33%

Summary of future minimum payments under operating leases
As of December 31, 2020, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2021	135,107
2022	101,646
2023 and thereafter	44,409
Less imputed interest	11,933

Total	269,229